9. INVESTMENTS IN ASSOCIATES (Details 1) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of associates [line items]
Investments in associates	$ 824	$ 787	$ 123	$ 133
Refinor
Disclosure of associates [line items]
Investments in associates	602	602
Oldelval
Disclosure of associates [line items]
Investments in associates	221	184
Others
Disclosure of associates [line items]
Investments in associates	$ 1	$ 1